Summary of Business and Significant Accounting Policies - Concentrations of Credit Risk (Details) - Customer Concentration Risk	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Major Customer One | Accounts And Commission Receivable
Concentration Risk [Line Items]
Concentration risk, percentage					26.00%	20.00%
Major Customer One | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage	30.00%	33.00%	27.00%	29.00%	26.00%	23.00%	14.00%
Major Customer Two | Accounts And Commission Receivable
Concentration Risk [Line Items]
Concentration risk, percentage					20.00%	17.00%
Major Customer Two | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	20.00%	20.00%	19.00%	18.00%	14.00%	13.00%
Major Customer Three | Accounts And Commission Receivable
Concentration Risk [Line Items]
Concentration risk, percentage					10.00%
Major Customer Three | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	14.00%	15.00%	12.00%	11.00%	12.00%	13.00%